CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	€ (2,933,058)	€ 699,890	€ (1,703,668)
Foreign currency translation adjustments	(596,000)	(554,000)	410,000
Provision for retirement indemnities	282,000	77,000	(38,000)
Deferred tax for retirement indemnities	73,000	(48,000)
Comprehensive income (loss), net of tax	€ (3,173,000)	€ 175,000	€ (1,332,000)